Options (Details 1) - USD ($)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Stock based compensation expense components	$ 0	$ 10,550
Research and Development Expense
Stock based compensation expense components	0	8,592
Selling, General and Administrative Expenses
Stock based compensation expense components	$ 0	$ 1,958